Finance debt	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]

18 Finance debt

Capital management

The main objectives of Statoil's capital management policy are to maintain a strong financial position and to ensure sufficient financial flexibility. One of the key ratios in the assessment of Statoil's financial robustness is net interest-bearing debt adjusted (ND) to capital employed adjusted (CE).

	At 31 December
(in USD million)	2017	2016

Net interest-bearing debt adjusted (ND)	16,287	19,389
Capital employed adjusted (CE)	56,172	54,490

Net debt to capital employed adjusted (ND/CE)	29.0%	35.6%

ND is defined as Statoil's interest bearing financial liabilities less cash and cash equivalents and current financial investments, adjusted for collateral deposits and balances held by Statoil's captive insurance company (amounting to USD 1,014 million and USD 1,216 million for 2017 and 2016, respectively) and balances related to the SDFI (amounting to USD 164 million and USD 199 million for 2017 and 2016, respectively). CE is defined as Statoil's total equity (including non-controlling interests) and ND.

Non-current finance debt
Finance debt measured at amortised cost
	Weighted average interest rates in %1)		Carrying amount in USD millions at 31 December		Fair value in USD millions at 31 December2)
	2017	2016	2017	2016	2017	2016

Unsecured bonds
United States Dollar (USD)	3.73	3.54	14,953	19,712	16,106	20,681
Euro (EUR)	2.10	2.10	9,347	8,211	10,057	8,884
Great Britain Pound (GBP)	6.08	6.08	1,859	1,693	2,734	2,475
Norwegian kroner (NOK)	4.18	4.18	366	348	427	386

Total			26,524	29,964	29,325	32,427

Unsecured loans
Japanese yen (JPY)	4.30	4.30	89	85	118	119

Finance lease liabilities			478	507	496	526

Total			567	592	614	645

Total finance debt			27,090	30,556	29,938	33,072
Less current portion			2,908	2,557	2,924	2,584

Non-current finance debt			24,183	27,999	27,014	30,488

  Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do not include the effect of swap agreements.
  Where available, the fair value of the non-current financial liabilities is determined from quoted market prices, classified at level 1 in the fair value hierarchy. If quoted market prices are not available, fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy.

Unsecured bonds amounting to USD 14,953 million are denominated in USD and unsecured bonds amounting to USD 8,347 million are swapped into USD. Four bonds denominated in EUR amounting to USD 3,224 million are not swapped. The table does not include the effects of agreements entered into to swap the various currencies into USD. For further information see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.

Substantially all unsecured bond and unsecured bank loan agreements contain provisions restricting future pledging of assets to secure borrowings without granting a similar secured status to the existing bondholders and lenders.

Out of Statoil's total outstanding unsecured bond portfolio, 42 bond agreements contain provisions allowing Statoil to call the debt prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying amount of these agreements is USD 26,158 million at the 31 December 2017 closing exchange rate.

In addition to the planned repayment of three bonds at maturity date, Statoil did a buy-back of two outstanding bonds of USD 2,25 billion in 2017. These notes were originally due 8 November 2018 and 15 April 2019.

For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 5 Financial risk management.

Non-current finance debt maturity profile
	At 31 December
(in USD million)	2017	2016

Year 2 and 3	3,521	6,478
Year 4 and 5	3,041	3,798
After 5 years	17,620	17,723

Total repayment of non-current finance debt	24,183	27,999

Weighted average maturity (years)	9	9
Weighted average annual interest rate (%)	3.50	3.41

More information regarding finance lease liabilities is provided in note 22 Leases.

Current finance debt
	At 31 December
(in USD million)	2017	2016

Collateral liabilities	704	571
Non-current finance debt due within one year	2,908	2,557
Other including bank overdraft	479	545

Total current finance debt	4,091	3,674

Weighted average interest rate (%)	1.65	1.61

Collateral liabilities and other current liabilities relate mainly to cash received as security for a portion of Statoil's credit exposure and outstanding amounts on US Commercial paper (CP) program. Issuance on the CP program amounted to USD 449 million as of 31 December 2017 and USD 500 million as of 31 December 2016.

(in USD million)	Non current finance debt	Current finance debt	Financial receivable Collaterals 1)	Additional paid in capital Share based payment/Treasury shares	Non controlling interest	Dividend payable	Total

At 31 December 2016	27,999	3,674	(735)	(212)	27	712	31,465
Transfer to current portion	(351)	351	-	-	-	-	-
Effect of exchange rate changes	1,302	(13)	-	-	-	(11)	1,278
Dividend decleared	-	-	-	-	-	2,891	2,891
Scrip dividend	-	-	-	-	-	(1,357)	(1,357)
Cash flows provided by (used in) financing activities	(4,775)	53	464	(62)	(12)	(1,491)	(5,823)
Other changes	8	26	(1)	83	9	(15)	110

At 31 December 2017	24,183	4,091	(272)	(191)	24	729	28,564

1) Financial receivables collaterals are in included in trade and other receivables in the balance sheet. See note 15 Trade and other receivables.